Summary of Significant Accounting Policies - Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2019
Newbuild ships
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	30 years
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	40 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	Shorter of lease term or asset life
Ship Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	Shorter of asset life or life of the ship